Boston Trust Asset Management Fund
Schedule of Portfolio Investments	September 30, 2021 (Unaudited)

Common Stocks (77.4%)
Security Description	Shares	Fair Value ($)

Communication Services (8.4%)
Alphabet, Inc., Class A (a)	2,000	5,347,040
Alphabet, Inc., Class C (a)	11,000	29,318,410
Comcast Corp., Class A	200,000	11,186,000
Facebook, Inc., Class B (a)	20,000	6,787,800
Omnicom Group, Inc.	30,000	2,173,800
		54,813,050

Consumer Discretionary (7.3%)
Dollar General Corp.	17,500	3,712,450
Lowe's Cos., Inc.	25,000	5,071,500
NIKE, Inc., Class B	102,500	14,886,075
O'Reilly Automotive, Inc. (a)	4,500	2,749,770
Ross Stores, Inc.	38,000	4,136,300
Starbucks Corp.	100,000	11,031,000
The Home Depot, Inc.	5,000	1,641,300
The TJX Cos., Inc.	70,000	4,618,600
		47,846,995

Consumer Staples (6.3%)
Church & Dwight Co., Inc.	50,000	4,128,500
Costco Wholesale Corp.	40,000	17,974,000
Diageo PLC, Sponsored ADR	25,000	4,825,000
McCormick & Co., Inc.	40,000	3,241,200
PepsiCo, Inc.	30,000	4,512,300
Procter & Gamble Co. (The)	25,000	3,495,000
Sysco Corp.	35,000	2,747,500
		40,923,500

Energy (1.6%)
Chevron Corp.	20,000	2,029,000
ConocoPhillips	25,000	1,694,250
Exxon Mobil Corp.	60,000	3,529,200
Schlumberger NV	100,000	2,964,000
		10,216,450

Financials (11.6%)
American Express Co.	30,000	5,025,900
Berkshire Hathaway, Inc., Class B (a)	22,500	6,141,150
Chubb Ltd.	20,000	3,469,600
Cincinnati Financial Corp.	60,000	6,853,200
Comerica, Inc.	20,000	1,610,000
FactSet Research Systems, Inc.	13,720	5,416,382
JPMorgan Chase & Co.	85,000	13,913,650
Moody's Corp.	7,000	2,485,770
Northern Trust Corp.	50,000	5,390,500
PNC Financial Services Group, Inc.	30,000	5,869,200
State Street Corp.	10,000	847,200
T. Rowe Price Group, Inc.	55,000	10,818,500
U.S. Bancorp	130,000	7,727,200
		75,568,252

Health Care (9.5%)
Becton, Dickinson & Co.	35,000	8,603,700
Dentsply Sirona, Inc.	50,000	2,902,500
Edwards Lifesciences Corp. (a)	105,000	11,887,050
Johnson & Johnson	50,000	8,075,000
Medtronic PLC	27,500	3,447,125
Merck & Co., Inc.	50,000	3,755,500
Mettler-Toledo International, Inc. (a)	5,000	6,886,800
Stryker Corp.	25,000	6,593,000
UnitedHealth Group, Inc.	17,500	6,837,950
Waters Corp. (a)	7,500	2,679,750
		61,668,375
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (7.3%)
3M Co.	22,500	3,946,950
Donaldson Co., Inc.	50,000	2,870,500
Honeywell International, Inc.	15,000	3,184,200
Hubbell, Inc.	42,500	7,678,475
Illinois Tool Works, Inc.	25,400	5,248,402
Union Pacific Corp.	45,000	8,820,450
United Parcel Service, Inc., Class B	54,000	9,833,400
W.W. Grainger, Inc.	15,000	5,895,900
		47,478,277

Information Technology (23.3%)
Accenture PLC, Class A	67,500	21,594,600
Adobe, Inc. (a)	5,000	2,878,600
Apple, Inc.	284,000	40,186,000
Automatic Data Processing, Inc.	81,000	16,193,520
Cisco Systems, Inc.	65,000	3,537,950
Intuit, Inc.	5,500	2,967,305
Microsoft Corp.	145,000	40,878,400
Oracle Corp.	100,000	8,713,000
Visa, Inc., Class A	70,000	15,592,500
		152,541,875

Materials (1.2%)
Air Products & Chemicals, Inc.	15,000	3,841,650
AptarGroup, Inc.	32,500	3,878,875
		7,720,525

Utilities (0.9%)
Eversource Energy	70,000	5,723,200
		5,723,200

TOTAL COMMON STOCKS (Cost $147,938,745)		504,500,499

Corporate Bonds (2.5%)
	Principal Amount ($)
Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30,
Callable 7/15/30 @ 100	900,000	1,047,757

Financials (1.3%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,978,506
Berkshire Hathaway, Inc., 3.13%,
3/15/26, Callable 12/15/25 @ 100	2,000,000	2,170,755
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	649,686
JPMorgan Chase & Co., 3.90%,
7/15/25, Callable 4/15/25 @ 100	1,000,000	1,093,645
JPMorgan Chase & Co., 4.00%,
4/23/29, Callable 4/23/28 @ 100	1,000,000	1,117,287
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,178,999
		9,188,878

Industrials (0.2%)
Hubbell, Inc., 3.50%, 2/15/28, Callable
11/15/27 @ 100	1,000,000	1,087,699

Information Technology (0.8%)
Apple, Inc., 3.25%, 2/23/26, Callable
11/23/25 @ 100	2,500,000	2,719,802

1

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	September 30, 2021 (Unaudited)

Corporate Bonds (continued)
Security Description	Principal Amount ($)	Fair Value ($)

Information Technology, (continued)
Visa, Inc., 3.15%, 12/14/25, Callable
9/14/25 @ 100	2,000,000	2,168,974
		4,888,776
TOTAL CORPORATE BONDS (Cost $15,218,267)		16,213,110

Municipal Bonds (3.4%)

Massachusetts (3.4%)
City of Newton Massachusetts, GO,
2.00%, 2/15/36, Callable 2/15/29 @ 100	545,000	550,283
Commonwealth of Massachusetts
Transportation Fund Revenue, Series
A, 4.00%, 6/1/36, Callable 12/1/27 @ 100	500,000	579,372
Commonwealth of Massachusetts, GO,
Series C, 5.50%, 12/1/22, AGM	600,000	637,099
Commonwealth of Massachusetts,
GO, Series C, 4.00%, 7/1/31, Callable
7/1/22 @ 100	1,000,000	1,025,353
Commonwealth of Massachusetts,
GO, Series A, 5.00%, 3/1/32, Callable
3/1/24 @ 100	200,000	221,662
Commonwealth of Massachusetts,
GO, Series D, 3.00%, 5/1/35, Callable
5/1/29 @ 100	7,550,000	8,295,082
Commonwealth of Massachusetts,
GO, Series D, 3.00%, 5/1/36, Callable
5/1/29 @ 100	5,000,000	5,438,440
Commonwealth of Massachusetts,
GO, Series B, 5.00%, 4/1/37, Callable
4/1/27 @ 100	250,000	304,225
Commonwealth of Massachusetts,
GO, Series E, 4.00%, 9/1/37, Callable
9/1/25 @ 100	1,600,000	1,791,464
Commonwealth of Massachusetts,
GO, Series B, 5.00%, 7/1/38, Callable
7/1/26 @ 100	260,000	309,887
Commonwealth of Massachusetts,
GO, Series A, 5.00%, 1/1/43, Callable
1/1/28 @ 100	250,000	304,671
Commonwealth of Massachusetts,
GO, Series C, 5.00%, 5/1/46, Callable
5/1/29 @ 100	2,000,000	2,493,349
		21,950,887

Washington (0.0%) (b)
State of Washington, GO, Series A,
5.00%, 8/1/35, Callable 8/1/23 @ 100	250,000	271,245

TOTAL MUNICIPAL BONDS (Cost $21,263,875)		22,222,132

U.S. Government & U.S. Government Agency Obligations (15.2%)

Federal Farm Credit Bank (1.9%)
2.85%, 3/2/28	2,400,000	2,649,305
2.95%, 1/27/25	2,000,000	2,150,537
3.14%, 12/5/29	2,500,000	2,831,006
3.39%, 2/1/28	2,000,000	2,272,313
3.85%, 12/26/25	2,770,000	3,113,841
		13,017,002
U.S. Treasury Note (11.1%)
1.25%, 3/31/28	9,000,000	8,995,781
1.63%, 8/15/29	21,000,000	21,375,293

U.S. Government & U.S. Government Agency Obligations

(continued)

Security Description	Principal Amount ($)	Fair Value ($)

Federal Home Loan Bank (2.2%)
2.38%, 3/13/26	6,000,000	6,393,873
2.50%, 12/10/27	1,500,000	1,612,776
2.63%, 6/11/27	1,500,000	1,620,002
2.88%, 9/13/24	2,500,000	2,672,919
3.50%, 9/24/29	2,000,000	2,310,960
		14,610,530

2.75%, 2/15/24	39,075,000	41,282,127
		71,653,201

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	September 30, 2021 (Unaudited)

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $94,934,049)		99,280,733

Investment Companies (0.6%)
	Shares
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.03% (c)	3,734,859	3,734,859
TOTAL INVESTMENT COMPANIES (Cost $3,734,859)		3,734,859

Total Investments (Cost $283,089,795) — 99.1%		645,951,333
Other assets in excess of liabilities — 0.9%		5,724,352
NET ASSETS — 100.0%		$651,675,685

(a)	Non-income producing security.

(b)	Represents less than 0.05%.

(c)	Rate disclosed is the seven day yield as of September 30, 2021.

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

2

Boston Trust Equity Fund
Schedule of Portfolio Investments	September 30, 2021 (Unaudited)

Common Stocks (99.4%)
Security Description	Shares	Fair Value ($)

Communication Services (12.1%)
Alphabet, Inc., Class A (a)	750	2,005,140
Alphabet, Inc., Class C (a)	5,250	13,992,878
Comcast Corp., Class A	65,000	3,635,450
Electronic Arts, Inc.	7,500	1,066,875
Facebook, Inc., Class B (a)	9,000	3,054,510
Omnicom Group, Inc.	5,000	362,300
		24,117,153

Consumer Discretionary (9.2%)
Dollar General Corp.	8,500	1,803,190
Lowe's Cos., Inc.	10,000	2,028,600
NIKE, Inc., Class B	30,000	4,356,900
O'Reilly Automotive, Inc. (a)	3,300	2,016,498
Ross Stores, Inc.	12,500	1,360,625
Starbucks Corp.	40,000	4,412,400
The Home Depot, Inc.	3,000	984,780
The TJX Cos., Inc.	21,500	1,418,570
		18,381,563

Consumer Staples (7.3%)
Church & Dwight Co., Inc.	15,000	1,238,550
Costco Wholesale Corp.	14,500	6,515,575
Diageo PLC, Sponsored ADR	7,500	1,447,500
McCormick & Co., Inc.	14,000	1,134,420
PepsiCo, Inc.	10,000	1,504,100
Procter & Gamble Co. (The)	9,000	1,258,200
Sysco Corp.	20,000	1,570,000
		14,668,345

Energy (2.3%)
Chevron Corp.	7,500	760,875
Exxon Mobil Corp.	27,500	1,617,550
Schlumberger NV	75,000	2,223,000
		4,601,425

Financials (15.6%)
American Express Co.	15,000	2,512,950
Berkshire Hathaway, Inc., Class B (a)	10,000	2,729,400
Chubb Ltd.	10,000	1,734,800
Cincinnati Financial Corp.	20,000	2,284,400
Commerce Bancshares, Inc.	2,625	182,910
FactSet Research Systems, Inc.	5,500	2,171,290
JPMorgan Chase & Co.	30,000	4,910,700
Moody's Corp.	4,000	1,420,440
Northern Trust Corp.	22,500	2,425,725
PNC Financial Services Group, Inc.	17,500	3,423,700
T. Rowe Price Group, Inc.	20,000	3,934,000
U.S. Bancorp	59,000	3,506,960
		31,237,275

Health Care (11.8%)
Becton, Dickinson & Co.	15,000	3,687,300
Dentsply Sirona, Inc.	25,000	1,451,250
Edwards Lifesciences Corp. (a)	22,500	2,547,225
Johnson & Johnson	17,500	2,826,250
Medtronic PLC	10,000	1,253,500
Merck & Co., Inc.	26,500	1,990,415
Mettler-Toledo International, Inc. (a)	1,500	2,066,040
Stryker Corp.	12,000	3,164,640
UnitedHealth Group, Inc.	12,000	4,688,880
		23,675,500
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (10.9%)
3M Co.	9,000	1,578,780
Deere & Co.	4,750	1,591,583
Donaldson Co., Inc.	15,000	861,150
Honeywell International, Inc.	10,000	2,122,800
Hubbell, Inc.	15,000	2,710,050
Illinois Tool Works, Inc.	15,000	3,099,450
Union Pacific Corp.	22,500	4,410,225
United Parcel Service, Inc., Class B	15,000	2,731,500
W.W. Grainger, Inc.	7,000	2,751,420
		21,856,958

Information Technology (27.1%)
Accenture PLC, Class A	25,000	7,998,000
Apple, Inc.	105,000	14,857,500
Automatic Data Processing, Inc.	20,000	3,998,400
Cisco Systems, Inc.	20,000	1,088,600
Intuit, Inc.	2,000	1,079,020
Microsoft Corp.	54,500	15,364,639
Oracle Corp.	40,000	3,485,200
Visa, Inc., Class A	28,000	6,237,000
		54,108,359

Materials (2.0%)
Air Products & Chemicals, Inc.	5,000	1,280,550
AptarGroup, Inc.	10,000	1,193,500
PPG Industries, Inc.	10,000	1,430,100
		3,904,150

Utilities (1.1%)
Eversource Energy	27,000	2,207,520
		2,207,520
TOTAL COMMON STOCKS (Cost $63,574,655)		198,758,248

Investment Companies (0.6%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.03% (b)	1,284,359	1,284,359
TOTAL INVESTMENT COMPANIES (Cost $1,284,359)		1,284,359

Total Investments (Cost $64,859,014) — 100.0%		200,042,607
Other assets in excess of liabilities — 0.0%		61,975
NET ASSETS — 100.0%		$200,104,582

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of September 30, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company

1

Boston Trust Midcap Fund
Schedule of Portfolio Investments	September 30, 2021 (Unaudited)

Common Stocks (98.8%)
Security Description	Shares	Fair Value ($)

Communication Services (2.9%)
Electronic Arts, Inc.	16,300	2,318,675
Omnicom Group, Inc.	28,325	2,052,430
		4,371,105

Consumer Discretionary (13.0%)
AutoZone, Inc. (a)	1,475	2,504,535
Carter's, Inc.	24,025	2,336,191
eBay, Inc.	44,675	3,112,507
Hyatt Hotels Corp., Class A (a)	34,675	2,673,443
O'Reilly Automotive, Inc. (a)	3,100	1,894,286
Ross Stores, Inc.	19,825	2,157,951
Service Corporation International	33,300	2,006,658
Tractor Supply Co.	8,175	1,656,337
Ulta Beauty, Inc. (a)	4,100	1,479,772
		19,821,680

Consumer Staples (3.6%)
Church & Dwight Co., Inc.	21,225	1,752,548
The Hershey Co.	12,775	2,162,169
The JM Smucker Co.	12,650	1,518,380
		5,433,097

Energy (2.2%)
Baker Hughes Co.	135,225	3,344,114
		3,344,114

Financials (15.6%)
Brown & Brown, Inc.	28,850	1,599,733
CBOE Global Markets, Inc.	16,400	2,031,304
East West Bancorp, Inc.	21,725	1,684,557
Everest Re Group Ltd.	7,200	1,805,616
FactSet Research Systems, Inc.	8,550	3,375,368
M&T Bank Corp.	19,200	2,867,327
Northern Trust Corp.	26,175	2,821,927
SEI Investments Co.	52,450	3,110,285
Signature Bank	6,400	1,742,592
T. Rowe Price Group, Inc.	14,400	2,832,480
		23,871,189
Health Care (13.3%)
Agilent Technologies, Inc.	16,075	2,532,294
Cerner Corp.	19,550	1,378,666
Chemed Corp.	4,925	2,290,716
Henry Schein, Inc. (a)	17,700	1,348,032
Laboratory Corp. of America Holdings (a)	5,775	1,625,316
Mettler-Toledo International, Inc. (a)	1,260	1,735,474
Steris PLC	10,800	2,206,224
Teleflex, Inc.	4,000	1,506,200
The Cooper Cos., Inc.	5,050	2,087,216
Waters Corp. (a)	5,100	1,822,230
Zimmer Biomet Holdings, Inc.	11,975	1,752,661
		20,285,029

Industrials (15.6%)
AMETEK, Inc.	11,575	1,435,416
AO Smith Corp.	21,875	1,335,906
Cummins, Inc.	7,425	1,667,358
Donaldson Co., Inc.	33,075	1,898,837
Expeditors International of Washington, Inc.	24,025	2,862,098
Hubbell, Inc.	11,150	2,014,470
Lincoln Electric Holdings, Inc.	12,425	1,600,216
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (continued)
Masco Corp.	50,725	2,817,774
Nordson Corp.	6,400	1,524,160
Stanley Black & Decker, Inc.	8,500	1,490,135
The Middleby Corp. (a)	8,775	1,496,225
Verisk Analytics, Inc.	8,275	1,657,234
W.W. Grainger, Inc.	5,100	2,004,606
		23,804,435

Information Technology (16.8%)
Akamai Technologies, Inc. (a)	13,800	1,443,342
Amdocs Ltd.	19,700	1,491,487
Amphenol Corp., Class A	29,125	2,132,824
ANSYS, Inc. (a)	4,400	1,497,980
Aspen Technology, Inc. (a)	17,600	2,161,280
Broadridge Finance Solutions, Inc.	10,875	1,812,210
Check Point Software Technologies Ltd. (a)	12,000	1,356,480
Citrix Systems, Inc.	16,400	1,760,868
F5 Networks, Inc. (a)	11,075	2,201,489
IPG Photonics Corp. (a)	6,750	1,069,200
Paychex, Inc.	31,675	3,561,853
Synopsys, Inc. (a)	8,800	2,634,807
TE Connectivity Ltd.	19,050	2,614,041
		25,737,861

Materials (5.1%)
AptarGroup, Inc.	13,700	1,635,095
Avery Dennison Corp.	12,225	2,533,142
Packaging Corp. of America	14,500	1,992,880
RPM International, Inc.	20,700	1,607,355
		7,768,472

Real Estate (5.6%)
Alexandria Real Estate Equities, Inc.	7,250	1,385,258
AvalonBay Communities, Inc.	7,250	1,606,890
CyrusOne, Inc.	14,475	1,120,510
Jones Lang LaSalle, Inc. (a)	11,725	2,908,855
Realty Income Corp.	23,100	1,498,266
		8,519,779

Utilities (5.1%)
Atmos Energy Corp.	17,675	1,558,935
Consolidated Edison, Inc.	24,325	1,765,752
Eversource Energy	33,675	2,753,268
ONE Gas, Inc.	28,000	1,774,360
		7,852,315
TOTAL COMMON STOCKS (Cost $97,374,837)		150,809,076

Investment Companies (1.0%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.03% (b)	1,533,549	1,533,549
TOTAL INVESTMENT COMPANIES (Cost $1,533,549)		1,533,549

Total Investments (Cost $98,908,386) — 99.8%		152,342,625
Other assets in excess of liabilities — 0.2%		353,094
NET ASSETS — 100.0%		$152,695,719

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of September 30, 2021.

PLC  Public Limited Company

1

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	September 30, 2021 (Unaudited)

Common Stocks (99.0%)
Security Description	Shares	Fair Value ($)

Communication Services (2.7%)
Interpublic Group of Cos., Inc.	245,375	8,997,901
Omnicom Group, Inc.	84,925	6,153,666
		15,151,567

Consumer Discretionary (12.2%)
Carter's, Inc.	64,650	6,286,566
Cavco Industries, Inc. (a)	24,475	5,794,212
Choice Hotels International, Inc.	67,950	8,586,841
Columbia Sportswear Co.	68,100	6,526,704
Dorman Products, Inc. (a)	37,875	3,585,626
Service Corporation International	152,825	9,209,235
Texas Roadhouse, Inc.	54,775	5,002,601
TopBuild Corp. (a)	33,025	6,763,850
Tractor Supply Co.	29,600	5,997,256
Williams Sonoma, Inc.	56,925	10,094,510
		67,847,401

Consumer Staples (3.8%)
Church & Dwight Co., Inc.	81,300	6,712,941
Flowers Foods, Inc.	230,000	5,434,900
Lamb Weston Holdings, Inc.	63,325	3,886,255
The JM Smucker Co.	42,625	5,116,279
		21,150,375

Energy (1.7%)
Baker Hughes Co.	204,550	5,058,522
Helmerich & Payne, Inc.	161,100	4,415,751
		9,474,273

Financials (14.8%)
American Financial Group, Inc.	57,650	7,254,100
Brown & Brown, Inc.	149,270	8,277,021
CBOE Global Markets, Inc.	50,225	6,220,869
Cohen & Steers, Inc.	66,250	5,549,763
East West Bancorp, Inc.	116,575	9,039,226
FactSet Research Systems, Inc.	22,375	8,833,203
M&T Bank Corp.	62,510	9,335,243
SEI Investments Co.	169,810	10,069,732
Signature Bank	39,275	10,693,796
UMB Financial Corp.	74,500	7,204,895
		82,477,848

Health Care (17.5%)
Charles River Laboratories
International, Inc. (a)	31,680	13,073,386
Chemed Corp.	23,700	11,023,344
Henry Schein, Inc. (a)	89,925	6,848,688
Hill-Rom Holdings, Inc.	62,400	9,360,000
Medpace Holdings, Inc. (a)	63,500	12,019,280
PerkinElmer, Inc.	70,700	12,251,603
Steris PLC	53,206	10,868,922
The Cooper Cos., Inc.	27,012	11,164,329
Waters Corp. (a)	30,100	10,754,730
		97,364,282

Industrials (15.9%)
AO Smith Corp.	107,050	6,537,544
Applied Industrial Technologies, Inc.	70,200	6,327,126
C.H. Robinson Worldwide, Inc.	59,500	5,176,500
Donaldson Co., Inc.	165,305	9,490,159
Expeditors International of Washington, Inc.	86,225	10,271,984
Hubbell, Inc.	49,915	9,018,143
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (continued)
Lincoln Electric Holdings, Inc.	61,525	7,923,804
Masco Corp.	117,300	6,516,015
Nordson Corp.	31,650	7,537,448
Robert Half International, Inc.	45,950	4,610,164
The Middleby Corp. (a)	29,900	5,098,249
The Toro Co.	49,575	4,829,101
UniFirst Corp.	23,150	4,922,153
		88,258,390

Information Technology (15.0%)
Akamai Technologies, Inc. (a)	94,425	9,875,910
Amdocs Ltd.	68,600	5,193,706
Aspen Technology, Inc. (a)	89,300	10,966,040
Broadridge Finance Solutions, Inc.	40,475	6,744,754
Citrix Systems, Inc.	70,850	7,607,165
Dolby Laboratories, Inc., Class A	39,650	3,489,200
F5 Networks, Inc. (a)	35,025	6,962,270
IPG Photonics Corp. (a)	37,275	5,904,360
Jack Henry & Associates, Inc.	32,825	5,385,270
Manhattan Associates, Inc. (a)	37,375	5,719,496
NetApp, Inc.	89,525	8,035,764
Progress Software Corp.	149,100	7,334,229
		83,218,164

Materials (5.2%)
AptarGroup, Inc.	48,150	5,746,703
Avery Dennison Corp.	38,555	7,988,981
Packaging Corp. of America	41,775	5,741,556
RPM International, Inc.	119,825	9,304,411
		28,781,651

Real Estate (7.9%)
CoreSite Realty Corp.	60,725	8,412,841
CubeSmart	100,375	4,863,169
CyrusOne, Inc.	34,725	2,688,062
Jones Lang LaSalle, Inc. (a)	47,319	11,739,371
Lamar Advertising Co., Class A	72,375	8,210,944
Physicians Realty Trust	213,625	3,764,073
STAG Industrial, Inc.	115,725	4,542,206
		44,220,666

Utilities (2.3%)
Atmos Energy Corp.	54,925	4,844,384
IDACORP, Inc.	43,725	4,520,291
ONE Gas, Inc.	55,437	3,513,043
		12,877,718
TOTAL COMMON STOCKS (Cost $442,985,573)		550,822,335

Investment Companies (0.9%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.03% (b)	4,941,246	4,941,246
TOTAL INVESTMENT COMPANIES (Cost $4,941,246)		4,941,246

Total Investments (Cost $447,926,819) — 99.9%		555,763,581
Other assets in excess of liabilities — 0.1%		538,441
NET ASSETS — 100.0%		$556,302,022

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of September 30, 2021.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund September 30, 2021 (Unaudited)

Common Stocks (70.9%)
Security Description	Shares	Fair Value ($)

Communication Services (7.7%)
Alphabet, Inc., Class A (a)	1,000	2,673,520
Alphabet, Inc., Class C (a)	2,450	6,530,009
Charter Communications, Inc., Class A (a)	2,445	1,778,884
Comcast Corp., Class A	30,475	1,704,467
Electronic Arts, Inc.	11,685	1,662,191
The Walt Disney Co. (a)	4,250	718,973
		15,068,044

Consumer Discretionary (7.3%)
AutoZone, Inc. (a)	890	1,511,211
Dollar General Corp.	7,200	1,527,408
eBay, Inc.	20,975	1,461,328
Lowe's Cos., Inc.	4,700	953,442
McDonald's Corp.	5,600	1,350,216
NIKE, Inc., Class B	17,000	2,468,910
Ross Stores, Inc.	13,000	1,415,050
Starbucks Corp.	18,100	1,996,611
The Home Depot, Inc.	4,675	1,534,616
		14,218,792

Consumer Staples (3.3%)
Costco Wholesale Corp.	6,500	2,920,775
Estee Lauder Cos., Inc., Class A	6,000	1,799,580
PepsiCo, Inc.	11,500	1,729,715
		6,450,070

Energy (1.9%)
ConocoPhillips	53,100	3,598,587
		3,598,587
Financials (10.5%)
American Express Co.	10,500	1,759,065
Chubb Ltd.	7,500	1,301,100
Cincinnati Financial Corp.	5,700	651,054
FactSet Research Systems, Inc.	3,000	1,184,340
JPMorgan Chase & Co.	24,500	4,010,405
Marsh & McLennan Cos., Inc.	8,000	1,211,440
Moody's Corp.	4,500	1,597,995
Northern Trust Corp.	20,000	2,156,200
PNC Financial Services Group, Inc.	9,500	1,858,580
T. Rowe Price Group, Inc.	10,000	1,967,000
U.S. Bancorp	45,000	2,674,800
		20,371,979

Health Care (10.4%)
Amgen, Inc.	4,000	850,600
Becton, Dickinson & Co.	7,250	1,782,195
Danaher Corp.	4,300	1,309,092
Intuitive Surgical, Inc. (a)	1,500	1,491,225
Johnson & Johnson	8,250	1,332,375
Medtronic PLC	16,800	2,105,880
Merck & Co., Inc.	15,000	1,126,650
Mettler-Toledo International, Inc. (a)	1,400	1,928,304
Stryker Corp.	9,250	2,439,410
The Cooper Cos., Inc.	3,000	1,239,930
UnitedHealth Group, Inc.	6,750	2,637,495
Waters Corp. (a)	5,500	1,965,150
		20,208,306
Industrials (7.2%)
3M Co.	7,500	1,315,650
Cummins, Inc.	5,500	1,235,080
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (continued)
Deere & Co.	5,500	1,842,885
Donaldson Co., Inc.	19,000	1,090,790
Hubbell, Inc.	8,000	1,445,360
Illinois Tool Works, Inc.	5,000	1,033,150
Masco Corp.	22,500	1,249,875
Union Pacific Corp.	9,500	1,862,095
United Parcel Service, Inc., Class B	10,000	1,821,000
W.W. Grainger, Inc.	3,000	1,179,180
		14,075,065
Information Technology (19.8%)
Accenture PLC, Class A	12,025	3,847,038
Adobe, Inc. (a)	25	14,393
Analog Devices, Inc.	8,995	1,506,483
Apple, Inc.	66,000	9,339,000
Automatic Data Processing, Inc.	13,000	2,598,960
Cisco Systems, Inc.	38,900	2,117,327
Intel Corp.	18,325	976,356
Intuit, Inc.	3,100	1,672,481
Microsoft Corp.	33,500	9,444,319
Oracle Corp.	27,500	2,396,075
TE Connectivity Ltd.	6,500	891,930
Visa, Inc., Class A	16,500	3,675,375
		38,479,737

Materials (1.8%)
Air Products & Chemicals, Inc.	4,500	1,152,495
AptarGroup, Inc.	10,500	1,253,175
PPG Industries, Inc.	8,000	1,144,080
		3,549,750
Utilities (1.0%)
Eversource Energy	23,775	1,943,844
		1,943,844
TOTAL COMMON STOCKS (Cost $56,156,839)		137,964,174

Certificate of Deposit (0.1%)
	Principal
	Amount ($)
Certificate of Deposit (0.1%)
Self-Help Federal Credit Union, 1.90%, 12/20/21	200,000	200,816
TOTAL CERTIFICATE OF DEPOSIT (Cost $200,000)		200,816

Corporate Bonds (7.4%)

Communication Services (0.8%)
Comcast Corp., 3.30%, 4/1/27,
Callable 2/1/27 @ 100	250,000	273,759
Comcast Corp., 3.95%, 10/15/25,
Callable 8/15/25 @ 100	250,000	277,351
Verizon Communications, Inc., 1.50%,
9/18/30, Callable 6/18/30 @ 100	1,000,000	946,236
		1,497,346
Consumer Discretionary (0.6%)
Home Depot, Inc., 1.38%, 3/15/31,
Callable 12/15/30 @ 100	300,000	284,381
NIKE, Inc., 2.75%, 3/27/27, Callable
1/27/27 @ 100	500,000	536,861

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund September 30, 2021 (Unaudited)

Corporate Bonds (continued)

Security Description	Principal Amount ($)	Fair Value ($)

Consumer Discretionary, (continued)
Starbucks Corp., 2.45%, 6/15/26,
Callable 3/15/26 @ 100	350,000	367,884
		1,189,126

Consumer Staples (0.4%)
The Estee Lauder Cos., Inc., 1.95%,
3/15/31, Callable 12/15/30 @ 100	750,000	748,111

Financials (0.7%)
American Express Co., 2.65%, 12/2/22	287,000	294,824
John Deere Capital Corp., 2.80%, 7/18/29	350,000	375,217
John Deere Capital Corp., 2.95%, 4/1/22, MTN	150,000	152,051
JPMorgan Chase & Co., 2.95%,
10/1/26, Callable 7/1/26 @ 100	500,000	536,115
		1,358,207

Health Care (1.4%)
Abbott Laboratories, 2.95%, 3/15/25,
Callable 12/15/24 @ 100	100,000	106,543
Healthcare Corp., 1.15%, 6/15/25,
Callable 5/15/25 @ 100	100,000	100,797
Kaiser Foundation Hospitals, 3.15%,
5/1/27, Callable 2/1/27 @ 100	250,000	271,637
Pfizer, Inc., 1.70%, 5/28/30, Callable
2/28/30 @ 100	500,000	493,628
Pfizer, Inc., 3.40%, 5/15/24	100,000	107,303
Stryker Corp., 3.50%, 3/15/26,
Callable 12/15/25 @ 100	300,000	327,247
UnitedHealth Group, Inc., 2.88%,
8/15/29	1,200,000	1,285,635
		2,692,790
Industrials (0.6%)
3M Co., 3.00%, 8/7/25	250,000	269,498
Emerson Electric Co., 2.63%, 2/15/23,
Callable 11/15/22 @ 100	200,000	205,007
Hubbell, Inc., 2.30%, 3/15/31, Callable
12/15/30 @ 100	200,000	200,692
Hubbell, Inc., 3.35%, 3/1/26, Callable
12/1/25 @ 100	145,000	156,587
Hubbell, Inc., 3.50%, 2/15/28, Callable
11/15/27 @ 100	150,000	163,155
United Parcel Service, Inc., 2.40%,
11/15/26, Callable 8/15/26 @ 100	200,000	212,500
		1,207,439

Information Technology (1.5%)
Apple, Inc., 2.20%, 9/11/29, Callable
6/11/29 @ 100	350,000	360,224
Apple, Inc., 2.85%, 2/23/23, Callable
12/23/22 @ 100	150,000	154,729
Apple, Inc., 3.00%, 6/20/27, Callable
3/20/27 @ 100	200,000	218,975
Intel Corp., 3.90%, 3/25/30, Callable
12/25/29 @ 100	1,000,000	1,148,376
Mastercard, Inc., 2.95%, 11/21/26,
Callable 8/21/26 @ 100	100,000	108,479
Mastercard, Inc., 3.30%, 3/26/27,
Callable 1/26/27 @ 100	150,000	164,905
Corporate Bonds (continued)
Security Description	Principal Amount ($)	Fair Value ($)

Information Technology, (continued)
Oracle Corp., 2.50%, 4/1/25, Callable
3/1/25 @ 100	200,000	209,265
Oracle Corp., 3.40%, 7/8/24, Callable
4/8/24 @ 100	300,000	320,385
Visa, Inc., 3.15%, 12/14/25, Callable
9/14/25 @ 100	275,000	298,234
		2,983,572

Materials (0.7%)
Air Products And Chemicals, Inc.,
2.05%, 5/15/30, Callable 2/15/30 @ 100	1,425,000	1,439,797

Utilities (0.7%)
Consolidated Edison Co. of New York,
Inc., 3.35%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	1,094,293
Midamerican Energy Co., 3.10%,
5/1/27, Callable 2/1/27 @ 100	200,000	217,549
		1,311,842
TOTAL CORPORATE BONDS (Cost $14,090,292)		14,428,230

Municipal Bonds (0.5%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%,
8/1/33, Callable 8/1/30 @ 100	350,000	332,291

Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%,
8/1/33, Callable 8/1/30 @ 100	500,000	483,700

New York (0.1%)
New York State Environmental Facilities
Corp. Revenue, 1.89%, 7/15/22	190,000	192,276
TOTAL MUNICIPAL BONDS (Cost $1,048,657)		1,008,267

U.S. Government & U.S. Government Agency Obligations (19.8%)

Federal Farm Credit Bank (0.5%)
2.75%, 7/16/27	250,000	273,373
2.85%, 3/2/28	750,000	827,908
		1,101,281
Federal Home Loan Bank (1.5%)
2.88%, 6/14/24	1,000,000	1,064,803
2.88%, 9/13/24	1,000,000	1,069,167
5.50%, 7/15/36	700,000	1,020,649
		3,154,619
Federal National Mortgage Association (3.0%)
1.88%, 9/24/26	1,000,000	1,043,009
2.13%, 4/24/26	1,250,000	1,316,279
2.63%, 9/6/24	3,250,000	3,453,614
		5,812,902
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	13,589	15,019
4.00%, 9/15/41	49,699	54,561
6.50%, 5/15/32	1,122	1,254
		70,834

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund September 30, 2021 (Unaudited)

U.S. Government & U.S. Government Agency Obligations(continued)

Security Description	Principal Amount ($)	Fair Value ($)

Housing & Urban Development (0.2%)
2.70%, 8/1/22, Callable 2/1/22 @ 100	362,000	365,067

U.S. Treasury Inflation Index Note (2.1%)
0.13%, 1/15/31	2,123,354	2,330,378
0.25%, 7/15/29	1,067,110	1,187,006
0.75%, 7/15/28	543,710	622,630
		4,140,014
U.S. Treasury Note (12.5%)
0.63%, 8/15/30	1,400,000	1,301,426
0.88%, 11/15/30	1,750,000	1,659,424
1.13%, 2/15/31	9,300,000	9,000,655
1.63%, 8/15/29	6,000,000	6,107,227
2.50%, 2/28/26	750,000	802,559
2.63%, 12/31/23	650,000	683,147
2.75%, 2/28/25	4,000,000	4,286,719
		23,841,157

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,218,196)		38,485,874

Yankee Dollar (0.2%)

Financials (0.2%)
The Toronto-Dominion Bank, 3.50%, 7/19/23, MTN	350,000	369,531
TOTAL YANKEE DOLLAR (Cost $353,006)		369,531

Investment Companies (0.9%)
	Shares
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.03% (c)	1,710,482	1,710,482
TOTAL INVESTMENT COMPANIES (Cost $1,710,482)		1,710,482

Total Investments (Cost $110,777,472) — 99.8%		194,167,374
Other assets in excess of liabilities — 0.2%		336,536
NET ASSETS — 100.0%		$194,503,910

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven day yield as of September 30, 2021.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Walden Equity Fund September 30, 2021 (Unaudited)

Common Stocks (99.0%)
Security Description	Shares	Fair Value ($)

Communication Services (10.0%)
Alphabet, Inc., Class A (a)	2,775	7,419,018
Alphabet, Inc., Class C (a)	4,800	12,793,488
Charter Communications, Inc., Class A (a)	4,879	3,549,765
Comcast Corp., Class A	68,225	3,815,824
Electronic Arts, Inc.	23,400	3,328,650
The Walt Disney Co. (a)	9,250	1,564,823
		32,471,568

Consumer Discretionary (10.2%)
AutoZone, Inc. (a)	2,250	3,820,478
Dollar General Corp.	18,375	3,898,073
eBay, Inc.	51,650	3,598,456
McDonald's Corp.	11,500	2,772,765
NIKE, Inc., Class B	41,000	5,954,430
Ross Stores, Inc.	38,000	4,136,299
Starbucks Corp.	43,550	4,804,000
The Home Depot, Inc.	12,500	4,103,250
		33,087,751

Consumer Staples (5.4%)
Costco Wholesale Corp.	16,625	7,470,443
Estee Lauder Cos., Inc., Class A	12,500	3,749,125
PepsiCo, Inc.	30,650	4,610,067
The Hershey Co.	10,000	1,692,500
		17,522,135

Energy (2.4%)
ConocoPhillips	115,000	7,793,550
		7,793,550

Financials (15.8%)
American Express Co.	24,375	4,083,544
Chubb Ltd.	20,000	3,469,600
Cincinnati Financial Corp.	17,550	2,004,561
FactSet Research Systems, Inc.	9,025	3,562,890
JPMorgan Chase & Co.	55,800	9,133,901
Marsh & McLennan Cos., Inc.	20,150	3,051,315
Moody's Corp.	11,250	3,994,988
Northern Trust Corp.	43,900	4,732,859
PNC Financial Services Group, Inc.	29,500	5,771,380
T. Rowe Price Group, Inc.	25,825	5,079,777
U.S. Bancorp	108,900	6,473,016
		51,357,831

Health Care (14.6%)
Amgen, Inc.	7,000	1,488,550
Becton, Dickinson & Co.	18,500	4,547,670
Danaher Corp.	11,000	3,348,840
Dentsply Sirona, Inc.	15,000	870,750
Intuitive Surgical, Inc. (a)	4,000	3,976,600
Johnson & Johnson	19,750	3,189,625
Medtronic PLC	33,275	4,171,021
Merck & Co., Inc.	35,800	2,688,938
Mettler-Toledo International, Inc. (a)	2,900	3,994,344
Stryker Corp.	21,175	5,584,271
The Cooper Cos., Inc.	6,250	2,583,188
UnitedHealth Group, Inc.	17,150	6,701,191
Waters Corp. (a)	11,700	4,180,410
		47,325,398
Industrials (9.9%)
3M Co.	17,000	2,982,140
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (continued)
Cummins, Inc.	11,100	2,492,616
Deere & Co.	13,000	4,355,909
Donaldson Co., Inc.	42,800	2,457,148
Hubbell, Inc.	18,150	3,279,161
Illinois Tool Works, Inc.	15,500	3,202,765
Masco Corp.	42,800	2,377,540
Union Pacific Corp.	22,975	4,503,330
United Parcel Service, Inc., Class B	21,775	3,965,228
W.W. Grainger, Inc.	6,500	2,554,890
		32,170,727
Information Technology (26.9%)
Accenture PLC, Class A	27,725	8,869,782
Adobe, Inc. (a)	5,550	3,195,246
Analog Devices, Inc.	20,425	3,420,779
Apple, Inc.	145,000	20,517,500
Automatic Data Processing, Inc.	25,850	5,167,932
Cisco Systems, Inc.	65,850	3,584,216
Intel Corp.	37,500	1,998,000
Intuit, Inc.	5,050	2,724,526
Microsoft Corp.	75,625	21,320,199
Oracle Corp.	61,275	5,338,891
TE Connectivity Ltd.	22,925	3,145,769
Visa, Inc., Class A	37,275	8,303,006
		87,585,846

Materials (2.5%)
Air Products & Chemicals, Inc.	9,900	2,535,489
AptarGroup, Inc.	26,575	3,171,726
PPG Industries, Inc.	16,200	2,316,762
		8,023,977
Utilities (1.3%)
Eversource Energy	52,675	4,306,708
		4,306,708
TOTAL COMMON STOCKS (Cost $130,086,795)		321,645,491

Investment Companies (0.9%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.03% (b)	2,780,259	2,780,259
TOTAL INVESTMENT COMPANIES (Cost $2,780,259)		2,780,259
Total Investments (Cost $132,867,054) — 99.9%		324,425,750
Other assets in excess of liabilities — 0.1%		473,537
NET ASSETS — 100.0%		$324,899,287

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2021.
PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden Midcap Fund September 30, 2021 (Unaudited)

Common Stocks (98.8%)
Security Description	Shares	Fair Value ($)

Communication Services (2.9%)
Electronic Arts, Inc.	10,625	1,511,406
Omnicom Group, Inc.	17,825	1,291,600
		2,803,006
Consumer Discretionary (11.5%)
AutoZone, Inc. (a)	875	1,485,740
Carter's, Inc.	14,950	1,453,738
eBay, Inc.	26,600	1,853,222
Hyatt Hotels Corp., Class A (a)	21,475	1,655,723
O'Reilly Automotive, Inc. (a)	1,950	1,191,567
Ross Stores, Inc.	12,775	1,390,559
Tractor Supply Co.	5,175	1,048,507
Ulta Beauty, Inc. (a)	2,525	911,323
		10,990,379
Consumer Staples (3.6%)
Church & Dwight Co., Inc.	13,100	1,081,667
The Hershey Co.	7,900	1,337,075
The JM Smucker Co.	8,050	966,242
		3,384,984
Energy (2.2%)
Baker Hughes Co.	84,925	2,100,195
		2,100,195
Financials (16.2%)
Brown & Brown, Inc.	18,625	1,032,756
CBOE Global Markets, Inc.	10,325	1,278,855
East West Bancorp, Inc.	13,700	1,062,298
Everest Re Group Ltd.	4,500	1,128,510
FactSet Research Systems, Inc.	5,300	2,092,333
M&T Bank Corp.	12,525	1,870,484
Northern Trust Corp.	16,925	1,824,684
SEI Investments Co.	33,025	1,958,383
Signature Bank	4,750	1,293,330
T. Rowe Price Group, Inc.	9,500	1,868,650
		15,410,283
Health Care (13.3%)
Agilent Technologies, Inc.	9,625	1,516,226
Cerner Corp.	13,050	920,286
Chemed Corp.	3,125	1,453,500
Henry Schein, Inc. (a)	12,075	919,632
Laboratory Corp. of America Holdings (a)	3,350	942,824
Mettler-Toledo International, Inc. (a)	765	1,053,680
Steris PLC	6,650	1,358,462
Teleflex, Inc.	2,475	931,961
The Cooper Cos., Inc.	3,200	1,322,592
Waters Corp. (a)	3,125	1,116,563
Zimmer Biomet Holdings, Inc.	7,550	1,105,018
		12,640,744
Industrials (16.0%)
AMETEK, Inc.	7,375	914,574
AO Smith Corp.	13,375	816,811
Cummins, Inc.	4,475	1,004,906
Donaldson Co., Inc.	22,125	1,270,197
Expeditors International of Washington, Inc.	15,375	1,831,624
Hubbell, Inc.	7,150	1,291,790
Lincoln Electric Holdings, Inc.	7,700	991,683
Masco Corp.	32,325	1,795,654
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (continued)
Nordson Corp.	4,175	994,276
Stanley Black & Decker, Inc.	5,300	929,143
The Middleby Corp. (a)	5,575	950,593
Verisk Analytics, Inc.	5,625	1,126,519
W.W. Grainger, Inc.	3,450	1,356,057
		15,273,827

Information Technology (17.0%)
Akamai Technologies, Inc. (a)	8,575	896,859
Amdocs Ltd.	11,775	891,485
Amphenol Corp., Class A	18,050	1,321,802
ANSYS, Inc. (a)	2,650	902,193
Aspen Technology, Inc. (a)	10,925	1,341,589
Broadridge Finance Solutions, Inc.	6,950	1,158,148
Check Point Software Technologies Ltd. (a)	7,700	870,408
Citrix Systems, Inc.	10,350	1,111,280
F5 Networks, Inc. (a)	7,325	1,456,064
IPG Photonics Corp. (a)	4,275	677,160
Paychex, Inc.	19,425	2,184,341
Synopsys, Inc. (a)	5,550	1,661,725
TE Connectivity Ltd.	11,850	1,626,057
		16,099,111

Materials (5.1%)
AptarGroup, Inc.	8,725	1,041,329
Avery Dennison Corp.	7,725	1,600,697
Packaging Corp. of America	9,225	1,267,884
RPM International, Inc.	12,250	951,213
		4,861,123

Real Estate (5.7%)
Alexandria Real Estate Equities, Inc.	4,650	888,476
AvalonBay Communities, Inc.	4,550	1,008,461
CyrusOne, Inc.	9,800	758,618
Jones Lang LaSalle, Inc. (a)	7,725	1,916,495
Realty Income Corp.	13,875	899,933
		5,471,983

Utilities (5.3%)
Atmos Energy Corp.	11,450	1,009,890
Consolidated Edison, Inc.	15,900	1,154,181
Eversource Energy	21,955	1,795,041
ONE Gas, Inc.	17,725	1,123,233
		5,082,345
TOTAL COMMON STOCKS (Cost $62,039,037)		94,117,980

Investment Companies (1.7%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.03% (b)	1,579,530	1,579,530
TOTAL INVESTMENT COMPANIES (Cost $1,579,530)		1,579,530

Total Investments (Cost $63,618,567) — 100.5%		95,697,510
Liabilities in excess of other assets — (0.5)%		(505,029)
NET ASSETS — 100.0%		$95,192,481

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2021.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden SMID Cap Fund September 30, 2021 (Unaudited)

Common Stocks (98.6%)
Security Description	Shares	Fair Value ($)

Communication Services (3.2%)
Interpublic Group of Cos., Inc.	40,250	1,475,967
Omnicom Group, Inc.	20,060	1,453,548
		2,929,515

Consumer Discretionary (12.3%)
Carter's, Inc.	10,755	1,045,816
Cavco Industries, Inc. (a)	4,030	954,062
Choice Hotels International, Inc.	11,095	1,402,075
Columbia Sportswear Co.	11,100	1,063,824
Dorman Products, Inc. (a)	10,285	973,681
Texas Roadhouse, Inc.	9,040	825,623
TopBuild Corp. (a)	9,145	1,872,988
Tractor Supply Co.	6,750	1,367,618
Williams Sonoma, Inc.	9,325	1,653,602
		11,159,289

Consumer Staples (3.8%)
Church & Dwight Co., Inc.	13,225	1,091,988
Flowers Foods, Inc.	37,900	895,578
Lamb Weston Holdings, Inc.	10,525	645,919
The JM Smucker Co.	6,975	837,209
		3,470,694

Financials (15.1%)
American Financial Group, Inc.	9,450	1,189,094
Brown & Brown, Inc.	24,445	1,355,475
CBOE Global Markets, Inc.	8,220	1,018,129
Cohen & Steers, Inc.	11,015	922,727
East West Bancorp, Inc.	19,075	1,479,076
FactSet Research Systems, Inc.	3,750	1,480,425
M&T Bank Corp.	10,185	1,521,028
SEI Investments Co.	27,730	1,644,389
Signature Bank	7,010	1,908,682
UMB Financial Corp.	12,345	1,193,885
		13,712,910

Health Care (16.1%)
Chemed Corp.	3,925	1,825,596
Henry Schein, Inc. (a)	14,750	1,123,360
Hill-Rom Holdings, Inc.	10,165	1,524,750
Medpace Holdings, Inc. (a)	12,195	2,308,270
PerkinElmer, Inc.	12,300	2,131,467
Steris PLC	8,740	1,785,407
The Cooper Cos., Inc.	4,400	1,818,564
Waters Corp. (a)	5,840	2,086,632
		14,604,046
Industrials (17.6%)
AO Smith Corp.	17,455	1,065,977
Applied Industrial Technologies, Inc.	11,360	1,023,877
C.H. Robinson Worldwide, Inc.	9,550	830,850
Donaldson Co., Inc.	27,080	1,554,662
Expeditors International of Washington, Inc.	14,130	1,683,307
Franklin Electric Co., Inc.	10,575	844,414
Hubbell, Inc.	9,520	1,719,978
Lincoln Electric Holdings, Inc.	10,020	1,290,476
Masco Corp.	22,925	1,273,484
Nordson Corp.	5,250	1,250,288
Robert Half International, Inc.	7,400	742,442
The Middleby Corp. (a)	6,245	1,064,835
The Toro Co.	8,045	783,663
Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (continued)
UniFirst Corp.	3,800	807,956
		15,936,209

Information Technology (15.5%)
Akamai Technologies, Inc. (a)	15,350	1,605,456
Amdocs Ltd.	11,245	851,359
Aspen Technology, Inc. (a)	14,525	1,783,670
Broadridge Finance Solutions, Inc.	6,660	1,109,822
Citrix Systems, Inc.	11,770	1,263,745
Dolby Laboratories, Inc., Class A	6,585	579,480
F5 Networks, Inc. (a)	6,635	1,318,905
IPG Photonics Corp. (a)	4,925	780,120
Jack Henry & Associates, Inc.	5,460	895,768
Manhattan Associates, Inc. (a)	8,550	1,308,407
NetApp, Inc.	14,800	1,328,448
Progress Software Corp.	24,375	1,199,006
		14,024,186
Materials (5.2%)
AptarGroup, Inc.	7,820	933,317
Avery Dennison Corp.	6,335	1,312,676
Packaging Corp. of America	6,885	946,274
RPM International, Inc.	19,600	1,521,940
		4,714,207
Real Estate (9.8%)
CoreSite Realty Corp.	11,520	1,595,980
CubeSmart	20,950	1,015,028
CyrusOne, Inc.	12,850	994,719
Jones Lang LaSalle, Inc. (a)	7,670	1,902,850
Lamar Advertising Co., Class A	11,995	1,360,833
Physicians Realty Trust	61,050	1,075,701
STAG Industrial, Inc.	24,405	957,896
		8,903,007
TOTAL COMMON STOCKS (Cost $62,493,322)		89,454,063

Investment Companies (1.2%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.03% (b)	1,125,601	1,125,601
TOTAL INVESTMENT COMPANIES (Cost $1,125,601)		1,125,601

Total Investments (Cost $63,618,923) — 99.8%		90,579,664
Other assets in excess of liabilities — 0.2%		157,827
NET ASSETS — 100.0%		$90,737,491

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2021.
PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund September 30, 2021 (Unaudited)

Common Stocks (98.9%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (12.6%)
Carter's, Inc.	117,425	11,418,407
Cavco Industries, Inc. (a)	48,600	11,505,564
Choice Hotels International, Inc.	108,925	13,764,852
Columbia Sportswear Co.	122,780	11,767,235
Dorman Products, Inc. (a)	89,435	8,466,811
Helen of Troy Ltd. (a)	47,575	10,689,151
Monro, Inc.	97,800	5,624,478
Shutterstock, Inc.	80,175	9,085,431
Texas Roadhouse, Inc.	107,750	9,840,808
TopBuild Corp. (a)	72,625	14,874,327
		107,037,064
Consumer Staples (3.1%)
Flowers Foods, Inc.	657,975	15,547,949
Lancaster Colony Corp.	63,500	10,719,435
		26,267,384
Energy (2.6%)
Cactus, Inc., Class A	306,125	11,547,035
Helmerich & Payne, Inc.	377,000	10,333,570
		21,880,605
Financials (15.7%)
1st Source Corp.	127,100	6,004,204
Bank of Hawaii Corp.	57,520	4,726,418
Camden National Corp.	71,015	3,401,619
Cathay General Bancorp	228,040	9,438,576
Cohen & Steers, Inc.	180,275	15,101,636
Columbia Banking System, Inc.	211,650	8,040,584
East West Bancorp, Inc.	145,750	11,301,454
Evercore, Inc.	45,250	6,048,568
First Hawaiian, Inc.	212,200	6,228,070
German American Bancorp	73,210	2,828,102
Green Dot Corp., Class A (a)	140,575	7,075,140
Independent Bank Corp.	123,700	9,419,755
Lakeland Financial Corp.	125,430	8,935,633
Selective Insurance Group, Inc.	157,850	11,922,411
Tompkins Financial Corp.	64,605	5,227,191
UMB Financial Corp.	123,155	11,910,319
Washington Trust Bancorp, Inc.	109,965	5,825,946
		133,435,626
Health Care (19.5%)
Atrion Corp.	11,200	7,812,000
Chemed Corp.	34,350	15,976,872
Corcept Therapeutics, Inc. (a)	377,775	7,434,612
CorVel Corp. (a)	117,725	21,922,750
Ensign Group, Inc.	100,270	7,509,220
Globus Medical, Inc., Class A (a)	170,950	13,098,189
Haemonetics Corp. (a)	162,725	11,486,758
Hill-Rom Holdings, Inc.	90,750	13,612,500
ICU Medical, Inc. (a)	78,595	18,342,501
Medpace Holdings, Inc. (a)	105,830	20,031,502
Premier, Inc.	300,775	11,658,039
U.S. Physical Therapy, Inc.	154,425	17,079,405
		165,964,348
Industrials (16.3%)
Acuity Brands, Inc.	47,450	8,226,407
Applied Industrial Technologies, Inc.	140,825	12,692,557
Comfort Systems USA, Inc.	74,525	5,315,123
Donaldson Co., Inc.	278,575	15,992,990
Forward Air Corp.	84,850	7,044,247

Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Industrials (continued)
Franklin Electric Co., Inc.	111,975	8,941,204
Insperity, Inc.	66,775	7,394,664
Landstar System, Inc.	82,950	13,091,169
Lincoln Electric Holdings, Inc.	104,650	13,477,874
The Middleby Corp. (a)	73,125	12,468,544
UniFirst Corp.	60,250	12,810,355
Valmont Industries, Inc.	24,525	5,766,318
Watts Water Technologies, Inc., Class A	90,125	15,149,110
		138,370,562
Information Technology (15.1%)
Badger Meter, Inc.	101,800	10,296,052
CDK Global, Inc.	152,900	6,505,895
CSG Systems International, Inc.	240,520	11,593,064
ExlService Holdings, Inc. (a)	101,975	12,555,162
InterDigital, Inc.	137,025	9,293,036
Manhattan Associates, Inc. (a)	111,600	17,078,147
Power Integrations, Inc.	203,605	20,154,859
Progress Software Corp.	224,700	11,052,993
Qualys, Inc. (a)	134,850	15,007,457
Teradata Corp. (a)	250,300	14,354,705
		127,891,370
Materials (4.1%)
Minerals Technologies, Inc.	150,925	10,540,602
Sensient Technologies Corp.	133,900	12,195,612
Silgan Holdings, Inc.	316,875	12,155,325
		34,891,539
Real Estate (5.8%)
CoreSite Realty Corp.	88,600	12,274,644
CubeSmart	189,165	9,165,044
Jones Lang LaSalle, Inc. (a)	50,560	12,543,430
Physicians Realty Trust	283,100	4,988,222
STAG Industrial, Inc.	252,875	9,925,344
		48,896,684
Utilities (4.1%)
Chesapeake Utilities Corp.	70,125	8,418,506
IDACORP, Inc.	144,850	14,974,593
ONE Gas, Inc.	106,675	6,759,995
Unitil Corp.	117,615	5,031,570
		35,184,664
TOTAL COMMON STOCKS (Cost $628,608,656)		839,819,846

Investment Companies (1.0%)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 0.03% (b)	8,147,231	8,147,231
TOTAL INVESTMENT COMPANIES (Cost $8,147,231)		8,147,231

Total Investments (Cost $636,755,887) — 99.9%		847,967,077
Other assets in excess of liabilities — 0.1%		469,462
NET ASSETS — 100.0%		$848,436,539

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of September 30, 2021.

1

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund September 30, 2021 (Unaudited)

Common Stocks (98.6%)
Security Description	Shares	Fair Value ($)

Australia (6.0%)
Brambles Ltd.	133,800	1,040,471
CSL Ltd.	6,700	1,412,583
Insurance Australia Group Ltd.	228,400	804,729
Origin Energy Ltd.	181,339	611,017
Telstra Corp. Ltd.	322,700	909,345
Woodside Petroleum Ltd.	40,322	693,708
		5,471,853

Belgium (0.5%)
Colruyt SA	9,700	494,078
		494,078

Canada (10.0%)
Bank of Montreal	11,200	1,118,320
BCE, Inc.	11,100	556,139
Canadian National Railway Co.	11,800	1,367,660
Great-West Lifeco, Inc.	19,500	593,438
Intact Financial Corp.	4,300	568,670
Magna International, Inc.	7,400	556,987
Metro, Inc.	11,100	542,466
Royal Bank of Canada	13,000	1,293,738
The Bank of Nova Scotia	19,000	1,169,646
The Toronto-Dominion Bank	20,700	1,370,574
		9,137,638

Denmark (2.4%)
Novo Nordisk A/S	15,900	1,529,604
Novozymes A/S	9,400	643,660
		2,173,264

Finland (0.6%)
Kone Oyj	8,000	560,899
		560,899

France (9.9%)
Air Liquide SA	6,300	1,007,913
Danone SA	13,700	934,970
Dassault Systemes SE	19,300	1,011,703
EssilorLuxottica SA	3,900	745,647
Imerys SA	14,400	620,281
Legrand SA	9,400	1,008,050
L'Oreal SA	2,400	990,404
Publicis Groupe SA	12,400	834,952
Schneider Electric SE	7,900	1,313,283
Societe BIC SA	8,800	517,977
		8,985,180
Germany (8.2%)
Allianz SE	2,900	653,990
Deutsche Boerse AG	5,200	846,379
Fresenius SE & Co. KGaA	13,500	648,986
Fuchs Petrolub SE, Preference Shares	9,300	435,047
Hannover Rueck SE	2,800	490,339
Henkel AG & Co. KGaA	8,300	716,047
Hugo Boss AG	13,100	789,772
Merck KGaA	4,400	956,694
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,800	493,307
SAP AG	10,700	1,449,378
		7,479,939

Hong Kong (2.5%)
Hang Lung Properties Ltd.	302,000	686,524

Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Hong Kong (continued)
Hang Seng Bank Ltd.	48,200	822,641
Sino Land Co. Ltd.	548,000	737,329
		2,246,494

Ireland (1.6%)
Experian PLC	23,200	963,605
Smurfit Kappa Group PLC	9,700	508,426
		1,472,031

Israel (1.5%)
Check Point Software Technologies Ltd. (a)	5,300	599,112
Nice Ltd. (a)	2,574	728,507
		1,327,619

Italy (1.2%)
Snam SpA	90,171	499,758
Terna Rete Elettrica Nazionale SpA	83,200	590,047
		1,089,805

Japan (21.4%)
Astellas Pharma, Inc.	37,300	615,110
Benesse Holdings, Inc.	31,400	710,228
Chugai Pharmaceutical Co. Ltd.	25,000	915,933
Daiwa House Industry Co. Ltd.	18,590	620,926
Denso Corp.	12,600	826,112
Fast Retailing Co. Ltd.	1,500	1,105,686
INPEX Corp.	114,600	897,003
JSR Corp.	24,500	888,221
Kao Corp.	10,400	619,736
Kurita Water Industries Ltd.	13,000	628,159
Mitsubishi Estate Co. Ltd.	35,300	562,233
Nippon Telegraph & Telephone Corp.	36,000	995,356
Nitto Denko Corp.	8,200	584,421
Nomura Research Institute Ltd.	24,200	892,000
Oracle Corporation Japan	9,100	800,784
Oriental Land Co. Ltd.	4,100	664,084
Sumitomo Mitsui Financial Group, Inc.	31,300	1,095,190
Sysmex Corp.	5,900	728,932
Terumo Corp.	15,200	714,717
The Chiba Bank Ltd.	133,700	860,969
The Hachijuni Bank Ltd.	171,000	609,717
Tokio Marine Holdings, Inc.	10,900	584,619
Toyota Motor Corp.	53,600	958,937
Trend Micro, Inc.	16,600	926,174
Yamato Holdings Co. Ltd.	25,700	651,629
		19,456,876
Luxembourg (0.9%)
Tenaris SA	80,500	848,796
		848,796

Netherlands (4.6%)
ASML Holding NV	1,900	1,401,394
Koninklijke Ahold Delhaize NV	32,200	1,067,397
Koninklijke Vopak NV	17,400	683,934
Wolters Kluwer NV	9,700	1,025,184
		4,177,909

Norway (0.9%)
Equinor ASA	32,025	816,418
		816,418

1

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund September 30, 2021 (Unaudited)

Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Singapore (1.3%)
ComfortDelGro Corp. Ltd.	539,400	599,096
Singapore Exchange Ltd.	77,200	565,030
		1,164,126

Spain (1.9%)
Enagas SA	36,000	799,982
Industria de Diseno Textil SA	25,400	923,995
		1,723,977

Sweden (3.0%)
Assa Abloy AB, Class B	18,000	522,111
Atlas Copco AB, Class A	11,000	667,515
Hennes & Mauritz AB (a)	33,400	677,439
Svenska Handelsbanken AB	78,700	883,165
		2,750,230

Switzerland (8.7%)
ABB Ltd.	20,000	666,750
Cie Financiere Richemont SA	8,600	886,918
Givaudan SA	240	1,096,333
Nestle SA	14,100	1,696,770
Roche Holding AG	2,700	985,399
SGS SA	340	988,798
Sonova Holding AG	2,600	980,745
Zurich Insurance Group AG	1,400	570,940
		7,872,653

United Kingdom (11.5%)
Compass Group PLC (a)	48,800	998,315
Croda International PLC	8,500	970,517
ITV PLC (a)	388,000	550,267
Johnson Matthey PLC	16,400	591,428
National Grid PLC	42,000	499,529
Next PLC	5,900	646,935
Reckitt Benckiser Group PLC	6,800	532,153
RELX PLC	43,900	1,264,899
Sage Group PLC	101,800	971,474
Schroders PLC	19,100	917,196
Smith & Nephew PLC	34,200	587,249
Unilever PLC	23,000	1,243,150
WPP PLC	48,600	652,950
		10,426,062
TOTAL COMMON STOCKS (Cost $73,532,947)		89,675,847

Investment Companies (1.5%)

JPMorgan U.S. Government Money Market
Fund, Capital Shares, 0.03% (b)	1,404,353	1,404,353
TOTAL INVESTMENT COMPANIES (Cost $1,404,353)		1,404,353

Total Investments (Cost $74,937,300) — 100.1%		91,080,200
Liabilities in excess of other assets — (0.1)%		(126,403)
NET ASSETS — 100.0%		$90,953,797

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day yield as of September 30, 2021.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of September 30, 2021:

Industry	Percentage of Total Net Assets
Financials	17.7%
Industrials	15.1
Health Care	12.0
Consumer Discretionary	10.7
Consumer Staples	9.8
Information Technology	9.7
Materials	8.2
Energy	6.4
Communication Services	4.9
Real Estate	2.9
Investment Companies	1.5
Utilities	1.2
Other net assets	(0.1)
Total	100.0%

2